Right of Use Assets and Operating Lease Liability (Details) - Schedule of Operating Lease Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Costs [Abstract]
Operating lease costs	$ 114,694	$ 283,521	$ 249,749
Short-term lease costs	246,489	362,665	112,796
Total lease costs	361,183	646,186	362,545
Operating cash flows from operating leases	295,416	177,779	233,903
Right-of-use obtained in exchange for new operating lease liabilities	$ 3,045,610	$ 61,022	$ 138,339
Operating leases	5 years 14 days	1 year 3 months 29 days	10 months 24 days